Schedule of Revenue (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Total Disaggregation of revenue	$ 11,765,273	$ 15,358,387	$ 24,201,834	$ 21,861,160
Total Timing of transfer of goods and services	11,765,273	15,358,387	24,201,834	21,861,160
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Total Timing of transfer of goods and services	9,117,946	11,902,567	22,766,161	21,022,421
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total Timing of transfer of goods and services	2,647,327	3,455,820	1,435,673	838,739
Electrical works and installation services [member]
IfrsStatementLineItems [Line Items]
Total Disaggregation of revenue	9,117,946	11,902,567	22,766,161	21,022,421
Ad Hoc services [member]
IfrsStatementLineItems [Line Items]
Total Disaggregation of revenue	$ 2,647,327	$ 3,455,820	$ 1,435,673	$ 838,739